Receivables and Prepaid Expenses (Details) - USD ($)		3 Months Ended
	Jan. 05, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Receivables and Prepaid Expenses [Line Items]
Prepayment			$ 254,593	$ 10,234	$ 89,139
Prepaid insurance			40,000
Common Stock [Member]
Receivables and Prepaid Expenses [Line Items]
Prepayment			$ 200,000
Prepayment shares (in Shares)		20,000,000
American Academy of Facial Esthetics LLC [Member] | Common Stock [Member]
Receivables and Prepaid Expenses [Line Items]
Fair value prepayment	$ 200,000
Prepayment shares (in Shares)	20,000,000